CASH AND RESTRICTED CASH (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Cash (a)	$4,535	$6,792

Restricted cash:
Cash collateral	156	125
HUD and other replacement reserves	1,995	1,914
Escrow deposits	513	700
Restricted investments for debt obligations	317	317
Total restricted cash	2,981	3,056
Total cash and restricted cash	$7,516	$9,848

(a)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Cash (1)	$2,373	$6,792

Restricted cash:
Cash collateral	$98	$125
HUD and other replacement reserves	2,079	1,914
Escrow deposits	530	700
Restricted investments for debt obligations	317	317
Total restricted cash	3,024	3,056
Total cash and restricted cash	$5,397	$9,848

(1)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.

The following presents the Company’s cash and restricted cash:

	December 31,
Amounts in (000’s)	2021	2020
Cash (a)	$6,792	$4,186
Restricted cash:
Cash collateral	$125	$124
HUD and other replacement reserves	1,914	1,675
Escrow deposits	700	1,190
Restricted investments for debt obligations	317	317
Total restricted cash	3,056	3,306

Total cash and restricted cash	$9,848	$7,492

(a)	Includes a Medicaid overpayment of $1.0 million and $0.5 million received on September 30, 2021, and October 7, 2021, respectively, which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2021.

SCHEDULE OF CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Cash (a)	$2,616	$6,792

Restricted cash:
Cash collateral	63	125
HUD and other replacement reserves	2,001	1,914
Escrow deposits	527	700
Restricted investments for debt obligations	317	317
Total restricted cash	2,908	3,056
Total cash and restricted cash	$5,524	$9,848

(a)	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.

SUMMARY OF LEASE TERMINATIONS

Date	Facility Name	Former Operator	Current Operator

January 2021	Powder Springs	Wellington Healthcare Services	Released to Empire Care Centers

January 2021	Tara	Wellington Healthcare Services	Regional Health (managed by Peach Health)

April 2022	Meadowood	C.R. Management	Regional Health (managed by Cavalier Senior Living Operations)

May 2022	LaGrange	C.R. Management	Regional Health (managed by Peach Health)

May 2022	Lumber City	Beacon Health Management	Regional Health (managed by Peach Health)

July 2022 August 2022	Thomasville Glenvue	C.R. Management C.R. Management	Regional Health (application pending) Regional Health (managed by Peach Health)